Bank Loans and Notes Payable - Interest Expense (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	[1]	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Bank Loans and Notes Payable [Abstract]
Interest on debts and borrowings			$ 8,129	$ 9,356	$ 10,789
Finance charges for employee benefits, net			553	476	456
Derivative instruments			1,795	1,970	1,428
Finance operating charges			48	18	(231)
Finance charges payable for leases			5,789	5,118	5,074
Total	$ 837		$ 16,314	$ 16,938	$ 17,516

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3